TAXATION - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax reconciliation, Amount
Income before provision for income tax	$ (76,758)	$ (275,005)	$ (125,454)
Chinese mainland CIT rate	(19,190)
Other	69
Changes in unrecognized tax benefits	5,930
Effect of R&D super-deduction	$ (21,586)
Total income tax benefits		$ 1	$ (126)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Chinese mainland
Reconciliation of the statutory tax rate to the effective tax rate
Chinese mainland CIT rate	25.00%	25.00%	25.00%
Tax rate difference from Chinese mainland CIT rate in other jurisdictions		(1.00%)	(1.30%)
Effect on tax holiday and preferential tax treatment		(5.50%)	(3.80%)
Change in valuation allowance		(19.20%)	(32.20%)
Other	(0.10%)
Changes in unrecognized tax benefits	(7.70%)
Other permanent adjustments		(5.10%)	(0.50%)
Effect of R&D super-deduction	28.10%	5.80%	12.90%
Effective tax rate for the Group	0.00%	0.00%	0.10%
Chinese mainland
Income tax reconciliation, Amount
Effect on tax holiday and preferential tax treatment	$ (1,618)
Changes in valuation allowance	20,860
Share-based compensation	$ 3,430
Reconciliation of the statutory tax rate to the effective tax rate
Effect on tax holiday and preferential tax treatment	2.10%
Change in valuation allowance	(27.20%)
Share-based compensation	(4.50%)
U.S.
Income tax reconciliation, Amount
Statutory tax rate difference	$ 1,962
State and local income taxes, net of federal income tax effect	(2,573)
Changes in valuation allowance	67,141
Tax credits	(17,885)
Share-based compensation	(43,545)
Other	$ 1,235
Reconciliation of the statutory tax rate to the effective tax rate
Tax rate difference from Chinese mainland CIT rate in other jurisdictions	(2.60%)
State and local income taxes, net of federal income tax effect	3.40%
Change in valuation allowance	(87.50%)
Tax credits	23.30%
Share-based compensation	56.70%
Other	(1.60%)
Hong Kong
Income tax reconciliation, Amount
Statutory tax rate difference	$ 801
Effect on tax holiday and preferential tax treatment	777
Changes in valuation allowance	$ 777
Reconciliation of the statutory tax rate to the effective tax rate
Tax rate difference from Chinese mainland CIT rate in other jurisdictions	(1.00%)
Effect on tax holiday and preferential tax treatment	(1.00%)
Change in valuation allowance	(1.00%)
All others
Income tax reconciliation, Amount
Statutory tax rate difference	$ (130)
Changes in valuation allowance	$ 309
Reconciliation of the statutory tax rate to the effective tax rate
Tax rate difference from Chinese mainland CIT rate in other jurisdictions	0.20%
Change in valuation allowance	(0.40%)